Notes to the consolidated cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Non-cash financing activities
Shares issued under the dividend reinvestment plan	$ 190
Increase in lease liabilities	$ 158	$ 146	$ 98
Increase in lease liabilities, percentage movement from prior period	8.00%
Increase in lease liabilities, percentage movement from same period in prior year	61.00%
Restricted cash
Restricted cash included in cash and balances with central banks	$ 328	$ 303	$ 480
AAML
Businesses disposed
Proportion of ownership interest in business sold	100.00%